Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term:
Deferred income tax assets	$ 964	$ 954
Deferred income tax liabilities	(55)	(70)
Net deferred income tax assets	$ 909	$ 884